iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited)
December 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .2%
Axon Enterprise, Inc.
(a)
..................... 179,940 $ 29,857,444
Boeing Co. (The)
(a) (b)
....................... 590,308 112,447,771
BWX Technologies, Inc. .................... 121,905 7,080,242
HEICO Corp.
(b)
.......................... 147,755 22,701,078
HEICO Corp. , Class A ...................... 257,032 30,805,285
Howmet Aerospace, Inc. .................... 125,438 4,943,512
Huntington Ingalls Industries, Inc. .............. 29,518 6,809,212
Lockheed Martin Corp. ..................... 809,645 393,884,196
Northrop Grumman Corp. ................... 59,870 32,665,671
Spirit AeroSystems Holdings, Inc. , Class A ........ 340,956 10,092,298
TransDigm Group, Inc. ..................... 68,228 42,959,760
694,246,469
a
Air Freight & Logistics  —  0 .7%
CH Robinson Worldwide, Inc.
(b)
............... 109,366 10,013,551
Expeditors International of Washington, Inc.
(b)
...... 170,537 17,722,205
GXO Logistics, Inc.
(a) (b)
..................... 39,618 1,691,292
United Parcel Service, Inc. , Class B ............ 2,271,195 394,824,539
424,251,587
a
Airlines  —  0 .1%
Delta Air Lines, Inc.
(a)
...................... 2,215,074 72,787,332
a
Auto Components  —  0 .0%
Aptiv PLC
(a)
............................. 238,095 22,173,787
a
Automobiles  —  1 .9%
Lucid Group, Inc.
(a) (b)
....................... 1,736,963 11,863,457
Tesla, Inc.
(a) (b)
........................... 8,951,667 1,102,666,341
1,114,529,798
a
Banks  —  0 .1%
First Citizens BancShares, Inc. , Class A
(b)
........ 9,408 7,134,651
Signature Bank .......................... 10,770 1,240,919
SVB Financial Group
(a)
..................... 129,542 29,812,796
Western Alliance Bancorp ................... 229,358 13,660,563
51,848,929
a
Beverages  —  2 .6%
Boston Beer Co., Inc. (The) , Class A , NVS
(a) (b)
...... 30,784 10,143,944
Brown-Forman Corp. , Class A
(b)
............... 91,049 5,987,382
Brown-Forman Corp. , Class B , NVS ............ 377,141 24,770,621
Coca-Cola Co. (The) ...................... 10,143,033 645,198,329
Monster Beverage Corp.
(a)
................... 1,172,556 119,049,611
PepsiCo, Inc. ........................... 4,046,175 730,981,975
1,536,131,862
a
Biotechnology  —  3 .6%
AbbVie, Inc. ............................ 6,121,579 989,308,382
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 425,341 101,082,289
Amgen, Inc. ............................ 1,553,578 408,031,726
Exact Sciences Corp.
(a) (b)
.................... 108,853 5,389,312
Exelixis, Inc.
(a)
........................... 934,713 14,992,796
Horizon Therapeutics PLC
(a)
................. 716,532 81,541,342
Incyte Corp.
(a)
........................... 548,312 44,040,420
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 455,585 17,207,445
Moderna, Inc.
(a) (b)
......................... 69,450 12,474,609
Natera, Inc.
(a) (b)
.......................... 308,726 12,401,523
Neurocrine Biosciences, Inc.
(a)
................ 329,498 39,355,241
Novavax, Inc.
(a) (b)
......................... 283,350 2,912,838
Regeneron Pharmaceuticals, Inc.
(a)
............. 52,428 37,826,278
Sarepta Therapeutics, Inc.
(a) (b)
................ 291,155 37,727,865
Seagen, Inc.
(a) (b)
.......................... 467,417 60,067,759
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 178,769 8,282,368
Security Shares Value
a
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a)
................ 836,060 $ 241,437,407
2,114,079,600
a
Building Products  —  0 .3%
A O Smith Corp. ......................... 104,759 5,996,405
Advanced Drainage Systems, Inc.
(b)
............ 220,268 18,055,368
Allegion PLC ............................ 243,684 25,650,178
Armstrong World Industries, Inc.
(b)
.............. 90,538 6,210,001
Carlisle Companies, Inc.
(b)
................... 149,979 35,342,551
Fortune Brands Home & Security, Inc. ........... 152,944 8,734,632
Masco Corp. ............................ 40,291 1,880,381
Masterbrand, Inc.
(a)
....................... 152,832 1,153,882
Trane Technologies PLC .................... 462,005 77,658,420
Trex Co., Inc.
(a) (b)
......................... 376,054 15,918,366
196,600,184
a
Capital Markets  —  1 .6%
Ameriprise Financial, Inc. ................... 234,677 73,071,377
Ares Management Corp. , Class A .............. 525,942 35,995,470
Blackstone, Inc. , NVS ...................... 2,423,961 179,833,667
Blue Owl Capital, Inc. , Class A ................ 1,429,276 15,150,326
Charles Schwab Corp. (The) ................. 2,921,834 243,271,899
FactSet Research Systems, Inc. ............... 130,597 52,396,822
LPL Financial Holdings, Inc.
(b)
................ 275,456 59,545,324
MarketAxess Holdings, Inc.
(b)
................. 129,131 36,013,345
Moody's Corp.
(b)
.......................... 521,862 145,401,190
Morningstar, Inc. ......................... 77,932 16,879,292
MSCI, Inc. , Class A
(b)
...................... 202,503 94,198,321
Raymond James Financial, Inc. ............... 53,277 5,692,647
Tradeweb Markets, Inc. , Class A ............... 241,544 15,683,452
973,133,132
a
Chemicals  —  1 .1%
Albemarle Corp. ......................... 207,302 44,955,512
Axalta Coating Systems Ltd.
(a) (b)
............... 182,845 4,657,062
CF Industries Holdings, Inc. .................. 677,468 57,720,274
Chemours Co. (The) ....................... 320,141 9,802,717
Ecolab, Inc. ............................ 758,306 110,379,021
FMC Corp. ............................. 148,336 18,512,333
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 564,060 953,261
Linde PLC ............................. 359,390 117,225,830
Mosaic Co. (The) ......................... 139,347 6,113,153
PPG Industries, Inc. ....................... 433,009 54,446,552
RPM International, Inc.
(b)
.................... 22,309 2,174,012
Scotts Miracle-Gro Co. (The) , Class A ........... 47,562 2,311,038
Sherwin-Williams Co. (The) .................. 828,150 196,544,839
Valvoline, Inc. ........................... 607,949 19,849,535
645,645,139
a
Commercial Services & Supplies  —  0 .8%
Cintas Corp. ............................ 279,487 126,221,919
Copart, Inc.
(a)
........................... 1,475,007 89,813,176
Driven Brands Holdings, Inc.
(a) (b)
............... 32 874
IAA, Inc.
(a) (b)
............................. 378,237 15,129,480
MSA Safety, Inc. ......................... 48,670 7,017,728
Republic Services, Inc. ..................... 44,978 5,801,712
Rollins, Inc. ............................. 749,882 27,400,688
Tetra Tech, Inc. .......................... 75,427 10,951,246
Waste Management, Inc. .................... 1,331,183 208,835,989
491,172,812
a
Communications Equipment  —  0 .2%
Arista Networks, Inc.
(a)
..................... 851,562 103,337,049
Ubiquiti, Inc.
(b)
........................... 5,903 1,614,647
104,951,696
a

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Construction & Engineering  —  0 .1%
AECOM ............................... 27,543 $ 2,339,227
Quanta Services, Inc. ...................... 268,863 38,312,978
Valmont Industries, Inc. ..................... 10,000 3,306,700
WillScot Mobile Mini Holdings Corp. , Class A
(a) (b)
.... 376,906 17,024,844
60,983,749
a
Construction Materials  —  0 .1%
Eagle Materials, Inc.
(b)
...................... 105,050 13,955,892
Martin Marietta Materials, Inc.
(b)
............... 18,503 6,253,459
Vulcan Materials Co. ...................... 222,427 38,949,192
59,158,543
a
Consumer Finance  —  0 .0%
American Express Co. ..................... 129,254 19,097,279
Credit Acceptance Corp.
(a) (b)
.................. 1,926 913,694
Upstart Holdings, Inc.
(a) (b)
.................... 46,018 608,358
20,619,331
a
Containers & Packaging  —  0 .2%
Ardagh Metal Packaging SA ................. 165,922 798,085
Avery Dennison Corp.
(b)
.................... 173,231 31,354,811
Ball Corp.
(b)
............................. 424,712 21,719,772
Berry Global Group, Inc. .................... 202,447 12,233,872
Crown Holdings, Inc. ...................... 351,435 28,891,472
Graphic Packaging Holding Co. ............... 831,413 18,498,939
Sealed Air Corp. ......................... 509,439 25,410,817
138,907,768
a
Distributors  —  0 .1%
Genuine Parts Co.
(b)
....................... 38,298 6,645,086
Pool Corp.
(b)
............................ 132,705 40,120,703
46,765,789
a
Diversified Consumer Services  —  0 .0%
Bright Horizons Family Solutions, Inc.
(a)
.......... 55,734 3,516,815
H&R Block, Inc.
(b)
......................... 450,980 16,465,280
Mister Car Wash, Inc.
(a) (b)
.................... 162,996 1,504,453
21,486,548
a
Diversified Financial Services  —  0 .1%
Apollo Global Management, Inc. ............... 1,275,037 81,334,610
a
Electrical Equipment  —  0 .3%
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 859,518 8,191,207
Emerson Electric Co. ...................... 652,305 62,660,418
Generac Holdings, Inc.
(a)
.................... 212,355 21,375,654
Plug Power, Inc.
(a) (b)
....................... 905,517 11,201,245
Rockwell Automation, Inc.
(b)
.................. 270,579 69,693,033
Vertiv Holdings Co. , Class A
(b)
................ 164,893 2,252,439
175,373,996
a
Electronic Equipment, Instruments & Components  —  0 .6%
Amphenol Corp. , Class A ................... 1,528,228 116,359,280
Arrow Electronics, Inc.
(a)
.................... 10,944 1,144,414
CDW Corp. ............................. 466,061 83,229,173
Cognex Corp.
(b)
.......................... 553,122 26,057,577
Coherent Corp.
(a) (b)
........................ 69,151 2,427,200
Corning, Inc. ............................ 152,951 4,885,255
Jabil, Inc. .............................. 376,656 25,687,939
Keysight Technologies, Inc.
(a) (b)
................ 574,356 98,255,081
National Instruments Corp.
(b)
................. 57,693 2,128,872
Vontier Corp. ............................ 338,519 6,543,572
Zebra Technologies Corp. , Class A
(a)
............ 73,184 18,765,110
385,483,473
a
Security Shares Value
a
Energy Equipment & Services  —  0 .1%
Halliburton Co. .......................... 1,401,331 $ 55,142,375
a
Entertainment  —  0 .8%
Electronic Arts, Inc. ....................... 59,251 7,239,287
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 7,982 426,478
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a) (b)
............................. 76,535 4,575,263
Live Nation Entertainment, Inc.
(a)
.............. 269,705 18,809,227
Madison Square Garden Sports Corp. , Class A ..... 32,510 5,960,058
Netflix, Inc.
(a)
............................ 683,804 201,640,123
Playtika Holding Corp.
(a) (b)
................... 322,525 2,744,688
ROBLOX Corp. , Class A
(a) (b)
.................. 1,547,996 44,055,966
Roku, Inc. , Class A
(a) (b)
..................... 116,600 4,745,620
Spotify Technology SA
(a)
.................... 484,026 38,213,853
Take-Two Interactive Software, Inc.
(a) (b)
.......... 464,910 48,411,078
Walt Disney Co. (The)
(a)
.................... 422,807 36,733,472
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 5,968,616 56,582,480
World Wrestling Entertainment, Inc. , Class A
(b)
..... 148,204 10,154,938
480,292,531
a
Equity Real Estate Investment Trusts (REITs)  —  1 .6%
American Tower Corp. ..................... 1,232,560 261,130,162
Apartment Income REIT Corp. ................ 41,958 1,439,579
Camden Property Trust ..................... 29,514 3,302,026
Crown Castle, Inc. ........................ 1,494,343 202,692,685
Equinix, Inc.
(b)
........................... 241,195 157,989,961
Equity LifeStyle Properties, Inc. ............... 380,526 24,581,980
Extra Space Storage, Inc.
(b)
.................. 57,035 8,394,411
Iron Mountain, Inc. ........................ 742,403 37,008,790
Lamar Advertising Co. , Class A ............... 266,418 25,149,859
Public Storage ........................... 429,692 120,395,401
SBA Communications Corp. , Class A ............ 84,879 23,792,432
Simon Property Group, Inc. .................. 544,789 64,001,812
929,879,098
a
Food & Staples Retailing  —  1 .5%
BJ's Wholesale Club Holdings, Inc.
(a)
............ 295,872 19,574,891
Costco Wholesale Corp. .................... 1,533,540 700,061,010
Grocery Outlet Holding Corp.
(a) (b)
............... 22,205 648,164
Performance Food Group Co.
(a)
............... 161,738 9,443,882
Sysco Corp. ............................ 1,758,167 134,411,867
864,139,814
a
Food Products  —  0 .3%
Darling Ingredients, Inc.
(a)
................... 38,024 2,379,922
Freshpet, Inc.
(a) (b)
......................... 87,056 4,593,945
Hershey Co. (The) ........................ 437,946 101,415,155
Kellogg Co. ............................. 481,121 34,275,060
Lamb Weston Holdings, Inc. ................. 498,670 44,561,151
Pilgrim's Pride Corp.
(a)
..................... 84,801 2,012,328
189,237,561
a
Gas Utilities  —  0 .0%
National Fuel Gas Co. ..................... 24,034 1,521,352
a
Health Care Equipment & Supplies  —  2 .2%
Abbott Laboratories ....................... 783,960 86,070,968
Align Technology, Inc.
(a)
..................... 203,641 42,947,887
Baxter International, Inc. .................... 278,089 14,174,196
Dexcom, Inc.
(a) (b)
......................... 1,333,912 151,052,195
Edwards Lifesciences Corp.
(a) (b)
............... 2,138,966 159,588,253
Globus Medical, Inc. , Class A
(a) (b)
.............. 14,692 1,091,175
ICU Medical, Inc.
(a)
........................ 12,660 1,993,697
IDEXX Laboratories, Inc.
(a)
................... 284,432 116,036,879
Insulet Corp.
(a)
........................... 237,461 69,906,144
Intuitive Surgical, Inc.
(a)
..................... 1,123,801 298,200,595

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Masimo Corp.
(a)
.......................... 124,907 $ 18,479,991
Novocure Ltd.
(a) (b)
......................... 351,129 25,755,312
Penumbra, Inc.
(a) (b)
........................ 122,012 27,142,790
ResMed, Inc. ........................... 499,973 104,059,380
Stryker Corp. ........................... 650,984 159,159,078
Tandem Diabetes Care, Inc.
(a) (b)
............... 201,601 9,061,965
1,284,720,505
a
Health Care Providers & Services  —  3 .6%
agilon health, Inc.
(a) (b)
...................... 607,587 9,806,454
AmerisourceBergen Corp. ................... 535,228 88,692,632
Chemed Corp.
(b)
......................... 18,542 9,464,393
Cigna Corp. ............................ 163,920 54,313,253
DaVita, Inc.
(a) (b)
.......................... 192,188 14,350,678
Elevance Health, Inc. ...................... 253,835 130,209,740
Guardant Health, Inc.
(a) (b)
.................... 332,503 9,044,082
HCA Healthcare, Inc. ...................... 45,884 11,010,325
Humana, Inc. ........................... 309,102 158,318,953
McKesson Corp. ......................... 97,925 36,733,626
Molina Healthcare, Inc.
(a)
.................... 152,754 50,442,426
Signify Health, Inc. , Class A
(a) (b)
............... 15,393 441,163
UnitedHealth Group, Inc. .................... 2,948,241 1,563,098,413
2,135,926,138
a
Health Care Technology  —  0 .1%
Certara, Inc.
(a) (b)
.......................... 237,125 3,810,599
Definitive Healthcare Corp. , Class A
(a) (b)
.......... 55,209 606,747
Doximity, Inc. , Class A
(a) (b)
................... 174,029 5,840,413
Teladoc Health, Inc.
(a)
...................... 52,296 1,236,801
Veeva Systems, Inc. , Class A
(a) (b)
.............. 482,198 77,817,113
89,311,673
a
Hotels, Restaurants & Leisure  —  2 .3%
Airbnb, Inc. , Class A
(a)
...................... 1,299,256 111,086,388
Booking Holdings, Inc.
(a)
.................... 134,296 270,644,043
Caesars Entertainment, Inc.
(a)
................ 494,126 20,555,642
Chipotle Mexican Grill, Inc.
(a) (b)
................ 96,261 133,561,175
Choice Hotels International, Inc. ............... 115,864 13,050,921
Churchill Downs, Inc.
(b)
..................... 123,402 26,090,885
Darden Restaurants, Inc. ................... 306,129 42,346,824
Domino's Pizza, Inc. ....................... 90,219 31,251,862
DraftKings, Inc. , Class A
(a) (b)
.................. 1,224,196 13,943,592
Expedia Group, Inc.
(a)
...................... 519,550 45,512,580
Hilton Worldwide Holdings, Inc. ............... 666,536 84,223,489
Las Vegas Sands Corp.
(a) (b)
.................. 423,286 20,347,358
Marriott International, Inc. , Class A ............. 918,980 136,826,932
McDonald's Corp. ........................ 621,994 163,914,079
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 105,294 1,288,798
Planet Fitness, Inc. , Class A
(a)
................ 211,125 16,636,650
Six Flags Entertainment Corp.
(a)
............... 127,735 2,969,839
Starbucks Corp. .......................... 1,429,823 141,838,442
Travel + Leisure Co. ....................... 199,298 7,254,447
Vail Resorts, Inc. ......................... 131,058 31,237,674
Wendy's Co. (The) ........................ 585,146 13,241,854
Wyndham Hotels & Resorts, Inc. .............. 211,691 15,095,685
Wynn Resorts Ltd.
(a)
....................... 45,112 3,720,387
Yum! Brands, Inc. ........................ 113,328 14,515,050
1,361,154,596
a
Household Durables  —  0 .2%
DR Horton, Inc.
(b)
......................... 574,809 51,238,474
NVR, Inc.
(a)
............................. 7,380 34,040,840
PulteGroup, Inc. ......................... 298,866 13,607,369
Toll Brothers, Inc. ......................... 191,904 9,579,848
Security Shares Value
a
Household Durables (continued)
TopBuild Corp.
(a)
......................... 92,999 $ 14,553,414
123,019,945
a
Household Products  —  1 .4%
Church & Dwight Co., Inc. ................... 380,631 30,682,665
Clorox Co. (The) ......................... 353,346 49,585,044
Colgate-Palmolive Co. ..................... 1,763,335 138,933,165
Kimberly-Clark Corp. ...................... 690,874 93,786,145
Procter & Gamble Co. (The) ................. 3,483,059 527,892,422
840,879,441
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 413,519 11,892,807
Vistra Corp. ............................ 784,356 18,197,059
30,089,866
a
Industrial Conglomerates  —  0 .3%
General Electric Co. ....................... 211,341 17,708,262
Honeywell International, Inc. ................. 686,293 147,072,590
164,780,852
a
Insurance  —  1 .4%
Aon PLC , Class A ........................ 668,459 200,631,284
Arch Capital Group Ltd.
(a) (b)
.................. 396,367 24,883,920
Arthur J Gallagher & Co. .................... 84,139 15,863,567
Assurant, Inc.
(b)
.......................... 10,767 1,346,521
Brown & Brown, Inc. ....................... 61,266 3,490,324
Erie Indemnity Co. , Class A , NVS .............. 64,210 15,970,311
Everest Re Group Ltd. ..................... 41,340 13,694,702
Lincoln National Corp. ..................... 120,778 3,710,300
Markel Corp.
(a) (b)
.......................... 10,544 13,891,615
Marsh & McLennan Companies, Inc. ............ 1,531,969 253,510,230
Progressive Corp. (The) .................... 1,759,103 228,173,250
RenaissanceRe Holdings Ltd. ................ 81,116 14,944,001
Ryan Specialty Holdings, Inc. , Class A
(a) (b)
........ 295,025 12,246,488
802,356,513
a
Interactive Media & Services  —  5 .6%
Alphabet, Inc. , Class A
(a)
.................... 18,126,546 1,599,305,154
Alphabet, Inc. , Class C , NVS
(a)
................ 16,075,298 1,426,361,191
Match Group, Inc.
(a) (b)
...................... 903,600 37,490,364
Meta Platforms, Inc. , Class A
(a)
................ 1,658,615 199,597,729
Pinterest, Inc. , Class A
(a) (b)
................... 444,390 10,789,789
TripAdvisor, Inc.
(a) (b)
....................... 28,284 508,546
ZoomInfo Technologies, Inc.
(a) (b)
............... 936,340 28,193,198
3,302,245,971
a
Internet & Direct Marketing Retail  —  4 .5%
Amazon.com, Inc.
(a)
....................... 30,786,090 2,586,031,560
DoorDash, Inc. , Class A
(a) (b)
.................. 765,258 37,359,896
eBay, Inc. .............................. 239,533 9,933,434
Etsy, Inc.
(a) (b)
............................ 432,595 51,816,229
Wayfair, Inc. , Class A
(a) (b)
.................... 179,642 5,908,425
2,691,049,544
a
IT Services  —  7 .2%
Accenture PLC , Class A .................... 2,194,697 585,632,948
Automatic Data Processing, Inc. ............... 1,327,667 317,126,540
Broadridge Financial Solutions, Inc. ............ 364,570 48,899,774
Cloudflare, Inc. , Class A
(a) (b)
.................. 978,555 44,240,472
EPAM Systems, Inc.
(a) (b)
.................... 189,230 62,018,240
Euronet Worldwide, Inc.
(a) (b)
.................. 122,076 11,521,533
Fiserv, Inc.
(a)
............................ 183,932 18,590,007
FleetCor Technologies, Inc.
(a)
................. 250,954 46,095,231
Gartner, Inc.
(a)
........................... 265,592 89,276,095
Genpact Ltd.
(b)
........................... 338,489 15,678,811

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
IT Services (continued)
Globant SA
(a) (b)
.......................... 141,951 $ 23,870,480
GoDaddy, Inc. , Class A
(a) (b)
................... 73,976 5,534,884
International Business Machines Corp. .......... 2,082,214 293,363,130
Jack Henry & Associates, Inc.
(b)
............... 249,665 43,831,187
Mastercard, Inc. , Class A .................... 2,947,369 1,024,888,622
MongoDB, Inc. , Class A
(a)
................... 229,405 45,156,080
Okta, Inc. , Class A
(a) (b)
...................... 69,840 4,772,167
Paychex, Inc. ........................... 1,116,295 128,999,050
PayPal Holdings, Inc.
(a) (b)
.................... 1,215,845 86,592,481
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 167,436 9,364,696
Snowflake, Inc. , Class A
(a) (b)
.................. 993,594 142,620,483
Thoughtworks Holding, Inc.
(a) (b)
................ 289,700 2,952,043
Toast, Inc. , Class A
(a) (b)
..................... 881,991 15,902,298
Twilio, Inc. , Class A
(a)
...................... 229,255 11,224,325
VeriSign, Inc.
(a)
.......................... 34,412 7,069,601
Visa, Inc. , Class A
(b)
....................... 5,702,303 1,184,710,471
Western Union Co. (The) ................... 440,979 6,072,281
WEX, Inc.
(a) (b)
............................ 109,885 17,982,680
Wix.com Ltd.
(a) (b)
......................... 143,274 11,007,741
4,304,994,351
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 44,228 3,187,954
Mattel, Inc.
(a)
............................ 580,422 10,354,729
Polaris, Inc.
(b)
........................... 141,074 14,248,474
YETI Holdings, Inc.
(a) (b)
..................... 296,620 12,253,372
40,044,529
a
Life Sciences Tools & Services  —  1 .4%
10X Genomics, Inc. , Class A
(a) (b)
............... 283,819 10,342,364
Agilent Technologies, Inc. ................... 919,350 137,580,728
Avantor, Inc.
(a)
........................... 1,961,781 41,373,961
Bio-Techne Corp. ......................... 538,887 44,662,955
Bruker Corp. ............................ 372,678 25,472,541
Charles River Laboratories International, Inc.
(a) (b)
.... 163,894 35,712,503
Danaher Corp. .......................... 152,741 40,540,516
IQVIA Holdings, Inc.
(a)
...................... 642,040 131,547,576
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
.... 374,935 5,365,320
Mettler-Toledo International, Inc.
(a)
............. 76,129 110,040,663
Repligen Corp.
(a) (b)
........................ 137,430 23,268,273
Sotera Health Co.
(a)
....................... 366,448 3,052,512
Syneos Health, Inc. , Class A
(a)
................ 61,131 2,242,285
Thermo Fisher Scientific, Inc. ................. 165,351 91,057,142
Waters Corp.
(a)
.......................... 204,387 70,018,899
West Pharmaceutical Services, Inc. ............ 254,658 59,933,760
832,211,998
a
Machinery  —  2 .0%
AGCO Corp. ............................ 27,932 3,873,889
Allison Transmission Holdings, Inc. ............. 263,159 10,947,414
Caterpillar, Inc. .......................... 1,569,911 376,087,879
Deere & Co. ............................ 955,197 409,550,266
Donaldson Co., Inc. ....................... 70,733 4,164,052
Graco, Inc. ............................. 402,992 27,105,242
IDEX Corp. ............................. 45,980 10,498,613
Illinois Tool Works, Inc. ..................... 951,510 209,617,653
Lincoln Electric Holdings, Inc. ................ 195,741 28,282,617
Middleby Corp. (The)
(a)
..................... 12,627 1,690,755
Nordson Corp. ........................... 46,113 10,961,982
Otis Worldwide Corp.
(b)
..................... 177,757 13,920,151
Parker-Hannifin Corp. ...................... 101,390 29,504,490
Toro Co. (The)
(b)
.......................... 359,269 40,669,251
Xylem, Inc.
(b)
............................ 86,317 9,544,071
1,186,418,325
a
Security Shares Value
a
Media  —  0 .4%
Cable One, Inc. .......................... 11,819 $ 8,413,473
Charter Communications, Inc. , Class A
(a) (b)
........ 371,361 125,928,515
Liberty Broadband Corp. , Class A
(a) (b)
............ 26,178 1,985,601
Liberty Broadband Corp. , Class C , NVS
(a) (b)
....... 197,318 15,049,444
Liberty Media Corp.-Liberty SiriusXM , Series A
(a) (b)
... 71,045 2,792,779
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
146,243 5,722,489
Nexstar Media Group, Inc.
(b)
.................. 10,022 1,754,151
Trade Desk, Inc. (The) , Class A
(a) (b)
............. 1,518,543 68,076,283
229,722,735
a
Metals & Mining  —  0 .0%
MP Materials Corp. , Class A
(a) (b)
............... 328,462 7,975,057
Royal Gold, Inc. .......................... 14,617 1,647,628
Southern Copper Corp.
(b)
.................... 192,196 11,606,717
21,229,402
a
Multiline Retail  —  0 .6%
Dollar General Corp. ...................... 780,486 192,194,678
Dollar Tree, Inc.
(a) (b)
....................... 227,923 32,237,429
Nordstrom, Inc.
(b)
......................... 329,503 5,318,178
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 10,841 507,793
Target Corp. ............................ 883,784 131,719,167
361,977,245
a
Oil, Gas & Consumable Fuels  —  1 .6%
Antero Resources Corp.
(a) (b)
.................. 635,777 19,702,729
Cheniere Energy, Inc. ...................... 493,356 73,983,666
Coterra Energy, Inc. ....................... 434,589 10,677,852
Devon Energy Corp. ....................... 1,106,506 68,061,184
Diamondback Energy, Inc. ................... 346,978 47,459,651
Enviva, Inc.
(b)
........................... 104,388 5,529,432
EOG Resources, Inc. ...................... 1,480,572 191,763,685
Hess Corp. ............................. 763,047 108,215,326
New Fortress Energy, Inc. , Class A ............. 199,853 8,477,764
Occidental Petroleum Corp.
(b)
................. 2,270,289 143,005,504
ONEOK, Inc. ............................ 172,941 11,362,224
Ovintiv, Inc. ............................. 625,630 31,725,697
PDC Energy, Inc. ......................... 162,848 10,337,591
Pioneer Natural Resources Co. ............... 452,615 103,372,740
Range Resources Corp. .................... 537,759 13,454,730
Southwestern Energy Co.
(a)
.................. 268,992 1,573,603
Targa Resources Corp. ..................... 778,783 57,240,551
Texas Pacific Land Corp.
(b)
.................. 19,761 46,324,329
952,268,258
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 24,305 1,438,856
a
Personal Products  —  0 .3%
Estee Lauder Companies, Inc. (The) , Class A
(b)
..... 794,668 197,165,077
Olaplex Holdings, Inc.
(a) (b)
................... 422,903 2,203,325
199,368,402
a
Pharmaceuticals  —  2 .6%
Catalent, Inc.
(a) (b)
......................... 192,787 8,677,343
Eli Lilly & Co. ........................... 2,375,703 869,127,185
Merck & Co., Inc. ......................... 3,671,299 407,330,624
Zoetis, Inc. , Class A ....................... 1,630,732 238,983,775
1,524,118,927
a
Professional Services  —  0 .5%
Booz Allen Hamilton Holding Corp. , Class A ....... 454,182 47,471,103
CoStar Group, Inc.
(a)
....................... 199,579 15,423,465
Equifax, Inc.
(b)
........................... 210,291 40,872,159
FTI Consulting, Inc.
(a) (b)
..................... 48,493 7,700,688
KBR, Inc. .............................. 305,510 16,130,928

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Professional Services (continued)
Robert Half International, Inc. ................. 322,501 $ 23,810,249
TransUnion ............................. 490,747 27,849,892
Verisk Analytics, Inc. ....................... 537,531 94,831,219
274,089,703
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 537,588 41,372,772
Opendoor Technologies, Inc.
(a) (b)
............... 431,618 500,677
Zillow Group, Inc. , Class A
(a)
................. 24 749
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 33,455 1,077,586
42,951,784
a
Road & Rail  —  1 .4%
CSX Corp. ............................. 1,833,157 56,791,204
JB Hunt Transport Services, Inc.
(b)
............. 257,289 44,860,910
Landstar System, Inc. ...................... 107,555 17,520,710
Lyft, Inc. , Class A
(a) (b)
....................... 875,151 9,644,164
Old Dominion Freight Line, Inc.
(b)
.............. 343,723 97,541,713
Rxo, Inc.
(a)
............................. 26,735 459,842
Uber Technologies, Inc.
(a) (b)
.................. 5,755,473 142,332,847
Union Pacific Corp. ....................... 2,128,727 440,795,500
XPO Logistics, Inc.
(a) (b)
..................... 26,735 890,008
810,836,898
a
Semiconductors & Semiconductor Equipment  —  7 .2%
Advanced Micro Devices, Inc.
(a)
............... 4,408,387 285,531,226
Allegro MicroSystems, Inc.
(a) (b)
................ 227,671 6,834,683
Analog Devices, Inc. ....................... 357,142 58,582,002
Applied Materials, Inc. ..................... 2,974,256 289,633,049
Broadcom, Inc. .......................... 1,368,034 764,908,851
Enphase Energy, Inc.
(a)
..................... 452,933 120,009,128
Entegris, Inc.
(b)
.......................... 513,503 33,680,662
GlobalFoundries, Inc.
(a) (b)
.................... 51,606 2,781,047
KLA Corp.
(b)
............................ 491,057 185,143,221
Lam Research Corp. ...................... 473,886 199,174,286
Lattice Semiconductor Corp.
(a)
................ 467,130 30,307,394
Microchip Technology, Inc. ................... 1,573,210 110,518,003
Micron Technology, Inc. ..................... 716,640 35,817,667
Monolithic Power Systems, Inc.
(b)
.............. 156,981 55,510,051
NVIDIA Corp. ........................... 8,341,421 1,219,015,265
ON Semiconductor Corp.
(a)
.................. 936,855 58,431,646
QUALCOMM, Inc. ........................ 3,881,066 426,684,396
Teradyne, Inc.
(b)
.......................... 487,982 42,625,228
Texas Instruments, Inc. ..................... 2,153,157 355,744,600
Universal Display Corp. .................... 148,401 16,033,244
4,296,965,649
a
Software  —  16 .3%
Adobe, Inc.
(a) (b)
........................... 1,608,255 541,226,055
Alteryx, Inc. , Class A
(a)
..................... 199,577 10,112,567
ANSYS, Inc.
(a)
........................... 159,095 38,435,761
AppLovin Corp. , Class A
(a) (b)
.................. 740,162 7,793,906
Aspen Technology, Inc.
(a) (b)
................... 92,756 19,052,082
Atlassian Corp. , Class A
(a) (b)
.................. 497,364 64,000,800
Autodesk, Inc.
(a)
.......................... 753,380 140,784,121
Bentley Systems, Inc. , Class B
(b)
............... 580,441 21,453,099
Black Knight, Inc.
(a)
........................ 48,956 3,023,033
Cadence Design Systems, Inc.
(a)
.............. 944,129 151,664,883
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 223,127 1,941,205
Ceridian HCM Holding, Inc.
(a) (b)
................ 88,476 5,675,735
Confluent, Inc. , Class A
(a) (b)
.................. 445,851 9,915,726
Coupa Software, Inc.
(a) (b)
.................... 143,198 11,336,986
Crowdstrike Holdings, Inc. , Class A
(a)
............ 727,575 76,606,372
Datadog, Inc. , Class A
(a) (b)
................... 918,724 67,526,214
DocuSign, Inc.
(a)
......................... 685,056 37,965,803
Security Shares Value
a
Software (continued)
DoubleVerify Holdings, Inc.
(a) (b)
................ 219,689 $ 4,824,370
Dropbox, Inc. , Class A
(a)
.................... 862,999 19,313,918
Dynatrace, Inc.
(a)
......................... 684,681 26,223,282
Elastic NV
(a) (b)
........................... 267,601 13,781,451
Fair Isaac Corp.
(a) (b)
....................... 84,319 50,471,667
Five9, Inc.
(a) (b)
........................... 242,808 16,476,951
Fortinet, Inc.
(a)
........................... 2,233,159 109,179,143
Gen Digital, Inc.
(b)
......................... 703,222 15,070,047
HubSpot, Inc.
(a) (b)
......................... 160,215 46,322,963
Informatica, Inc. , Class A
(a) (b)
................. 21,495 350,154
Intuit, Inc. .............................. 954,467 371,497,646
Jamf Holding Corp.
(a) (b)
..................... 190,706 4,062,038
Manhattan Associates, Inc.
(a)
................. 136,770 16,603,878
Microsoft Corp. .......................... 25,917,078 6,215,433,646
nCino, Inc.
(a) (b)
........................... 55,760 1,474,294
NCR Corp.
(a) (b)
........................... 22,674 530,798
New Relic, Inc.
(a) (b)
........................ 186,978 10,554,908
Nutanix, Inc. , Class A
(a)
..................... 413,910 10,782,355
Oracle Corp. ............................ 3,637,221 297,306,445
Palantir Technologies, Inc. , Class A
(a) (b)
.......... 6,365,326 40,865,393
Palo Alto Networks, Inc.
(a)
................... 1,017,883 142,035,394
Paycom Software, Inc.
(a)
.................... 177,142 54,968,934
Paylocity Holding Corp.
(a) (b)
.................. 138,041 26,815,845
Pegasystems, Inc.
(b)
....................... 142,177 4,868,140
Procore Technologies, Inc.
(a) (b)
................ 171,009 8,068,205
PTC, Inc.
(a)
............................. 365,047 43,820,242
RingCentral, Inc. , Class A
(a)
.................. 290,397 10,280,054
Salesforce, Inc.
(a)
......................... 713,374 94,586,259
SentinelOne, Inc. , Class A
(a) (b)
................ 446,792 6,518,695
ServiceNow, Inc.
(a)
........................ 693,495 269,263,304
Smartsheet, Inc. , Class A
(a) (b)
................. 439,790 17,310,134
Splunk, Inc.
(a) (b)
.......................... 563,027 48,470,994
Synopsys, Inc.
(a)
......................... 527,645 168,471,772
Teradata Corp.
(a)
......................... 190,159 6,400,752
Tyler Technologies, Inc.
(a)
................... 124,261 40,062,989
UiPath, Inc. , Class A
(a) (b)
.................... 116,767 1,484,109
Unity Software, Inc.
(a) (b)
..................... 574,444 16,423,354
VMware, Inc. , Class A
(a)
.................... 356,323 43,742,211
Workday, Inc. , Class A
(a)
.................... 691,275 115,671,046
Zoom Video Communications, Inc. , Class A
(a)
...... 435,586 29,506,596
Zscaler, Inc.
(a) (b)
.......................... 292,019 32,676,926
9,661,085,650
a
Specialty Retail  —  3 .3%
Advance Auto Parts, Inc. .................... 16,423 2,414,674
AutoZone, Inc.
(a)
......................... 59,587 146,952,268
Best Buy Co., Inc. ........................ 216,611 17,374,368
Burlington Stores, Inc.
(a) (b)
................... 212,361 43,058,316
CarMax, Inc.
(a) (b)
.......................... 63,313 3,855,129
Carvana Co. , Class A
(a) (b)
.................... 373,509 1,770,433
Five Below, Inc.
(a) (b)
........................ 187,901 33,234,050
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 360,252 25,084,347
Home Depot, Inc. (The) .................... 2,075,796 655,660,924
Leslie's, Inc.
(a) (b)
.......................... 483,506 5,903,608
Lowe's Companies, Inc. .................... 1,856,338 369,856,783
O'Reilly Automotive, Inc.
(a)
................... 88,064 74,328,658
RH
(a) (b)
................................ 25,542 6,824,567
Ross Stores, Inc. ......................... 504,515 58,559,056
TJX Companies, Inc. (The) .................. 4,020,061 319,996,856
Tractor Supply Co. ........................ 384,542 86,510,414
Ulta Beauty, Inc.
(a)
........................ 174,373 81,793,143
Victoria's Secret & Co.
(a) (b)
................... 201,502 7,209,741
Williams-Sonoma, Inc. ..................... 183,268 21,061,158
1,961,448,493
a

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  11 .6%
Apple, Inc. ............................. 52,058,907 $ 6,764,013,787
Dell Technologies, Inc. , Class C ............... 136,348 5,483,917
HP, Inc. ............................... 1,598,691 42,956,827
NetApp, Inc. ............................ 755,082 45,350,225
Pure Storage, Inc. , Class A
(a)
................. 981,632 26,268,472
6,884,073,228
a
Textiles, Apparel & Luxury Goods  —  1 .1%
Deckers Outdoor Corp.
(a) (b)
................... 79,250 31,633,430
Lululemon Athletica, Inc.
(a) (b)
.................. 386,535 123,838,083
Nike, Inc. , Class B ........................ 4,244,077 496,599,450
Skechers USA, Inc. , Class A
(a) (b)
............... 68,866 2,888,929
Tapestry, Inc. ............................ 117,049 4,457,226
659,417,118
a
Thrifts & Mortgage Finance  —  0 .0%
Rocket Companies, Inc. , Class A
(b)
............. 219,283 1,534,981
UWM Holdings Corp. , Class A
(b)
............... 291,056 963,395
2,498,376
a
Trading Companies & Distributors  —  0 .4%
Core & Main, Inc. , Class A
(a) (b)
................ 70,515 1,361,645
Fastenal Co. ............................ 1,984,199 93,892,297
SiteOne Landscape Supply, Inc.
(a) (b)
............. 92,294 10,827,932
United Rentals, Inc.
(a) (b)
..................... 109,731 39,000,592
Watsco, Inc. ............................ 61,598 15,362,541
Security Shares Value
a
Trading Companies & Distributors (continued)
WESCO International, Inc.
(a)
................. 84,864 $ 10,624,973
WW Grainger, Inc. ........................ 156,730 87,181,062
258,251,042
a
Total Long-Term Investments — 99.8%
(Cost: $ 52,995,969,988 ) .............................. 59,282,824,878
a
Short-Term Securities
Money Market Funds  —  2 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.53%
(c) (d) (e)
...................... 1,512,939,286 1,513,393,168
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.12%
(c) (d)
............................ 87,946,253 87,946,253
a
Total Short-Term Securities — 2.7%
(Cost: $ 1,600,609,957 ) ............................... 1,601,339,421
Total Investments — 102.5%
(Cost: $ 54,596,579,945 ) .............................. 60,884,164,299
Liabilities in Excess of Other Assets — ( 2 .5 ) % ............... (1,490,739,717)
Net Assets — 100.0% ................................. $ 59,393,424,582
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
  Shares Held
at 12/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,167,477,245  $ 345,366,900
(a)
$ —  $ (55,481) $ 604,504  $ 1,513,393,168  1,512,939,286  $ 4,361,337
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 91,770,000  —  (3,823,747)
(a)
—  —  87,946,253  87,946,253  1,524,977  56
$ (55,481) $ 604,504
$ 1,601,339,421
$ 5,886,314  $ 56
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2022

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index .............................................................. 275  03/17/23 $ 60,622  $ (3,468,127)
S&P 500 E-Mini Index .................................................................. 227  03/17/23 43,822  (1,194,708)
$ (4,662,835)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 59,282,824,878  $ —  $ —  $ 59,282,824,878
Short-Term Securities
Money Market Funds ...................................... 1,601,339,421  —  —  1,601,339,421
$ 60,884,164,299  $ —  $ —  $ 60,884,164,299
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (4,662,835) $ —  $ —  $ (4,662,835)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares